Disclosures About the Temporary Exemption From IFRS 9 - Summary of Fair Value of Financial Assets Under IFRS 9 and Fair Value Changes (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	[1]	¥ 3,069,528	¥ 2,618,108
Changes in fair value of financial assets	[1]	66,501	102,827
Held for trading financial assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	[1]	161,570	141,608
Changes in fair value of financial assets	[1]	22,414	19,057
Financial assets that are managed and whose performance are evaluated on a fair value basis [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	[1]	0
Other financial assets - Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	[1]	1,978,361	1,615,856
Changes in fair value of financial assets	[1]	(11,064)	6,029
Other financial assets - Financial assets with contractual terms that do not give rise to SPPI [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	[1]	929,597	860,644
Changes in fair value of financial assets	[1]	¥ 55,151	¥ 77,741

[1]	Only including securities at fair value through profit or loss, loans (excluding policy loans), available-for-sale securities and held-to-maturity securities.